UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2010

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 12, 2010
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $1,353,829 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ACME PACKET INC               COM               004764106     740         19,500   SH        DEFINED    1, 2      19,500
ADTRAN INC                    COM               00738A106     754         21,350   SH        DEFINED    1, 2      21,350
ADVANCE AUTO PARTS INC        COM               00751Y106     229          3,900   SH        DEFINED    1, 2       3,900
AGRIUM INC                    COM               008916108     232          3,100   SH        DEFINED    1, 2       3,100
ALLIANCE DATA SYSTEMS CORP    NOTE 1.750% 8/0   018581AD0  20,037     19,500,000   PRN       DEFINED    1, 2  19,500,000
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4  29,145     29,000,000   PRN       DEFINED    1, 2  29,000,000
AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6   6,825      6,900,000   PRN       DEFINED    1, 2   6,900,000
AMGEN INC                     NOTE 0.125% 2/0   031162AN0   9,254      9,300,000   PRN       DEFINED    1, 2   9,300,000
ANADIGICS INC                 COM               032515108     189         31,000   SH        DEFINED    1, 2      31,000
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR     03524A108     705         12,000   SH        DEFINED    1, 2      12,000
ANIXTER INTL INC              NOTE 1.000% 2/1   035290AJ4   7,188      6,950,000   PRN       DEFINED    1, 2   6,950,000
APPLE INC                     COM               037833100     795          2,800   SH        DEFINED    1, 2       2,800
ASHFORD HOSPITALITY TR INC    COM SHS           044103109   4,525        500,000   SH        DEFINED    1, 2     500,000
ATMEL CORP                    COM               049513104     796        100,000   SH        DEFINED    1, 2     100,000
BANK OF AMERICA CORPORATION   COM               060505104     170         13,000   SH        DEFINED    1, 2      13,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2   4,715      4,700,000   PRN       DEFINED    1, 2   4,700,000
BELO CORP                     COM SER A         080555105  38,090      6,143,621   SH        DEFINED    1, 2   6,143,621
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0   2,513      2,500,000   PRN       DEFINED    1, 2   2,500,000
BOYD GAMING CORP              COM               103304101   3,625        500,000   SH        DEFINED    1, 2     500,000
BRE PROPERTIES INC            NOTE 4.125% 8/1   05564EBH8   2,588      2,500,000   PRN       DEFINED    1, 2   2,500,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8   8,759      8,828,000   PRN       DEFINED    1, 2   8,828,000
CHESAPEAKE ENERGY CORP        COM               165167107     521         23,000   SH        DEFINED    1, 2      23,000
CISCO SYS INC                 COM               17275R102     712         32,500   SH        DEFINED    1, 2      32,500
CLEARWATER PAPER CORP         COM               18538R103     228          3,000   SH        DEFINED    1, 2       3,000
COGENT INC                    COM               19239Y108     297         27,922   SH        DEFINED    1, 2      27,922
CONMED CORP                   NOTE 2.500% 11/1  207410AD3  15,171     15,520,000   PRN       DEFINED    1, 2  15,520,000
CONTINENTAL AIRLS INC         NOTE 4.500% 1/1   210795PU8   6,302      4,350,000   PRN       DEFINED    1, 2   4,350,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0  32,228     33,527,000   PRN       DEFINED    1, 2  33,527,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5  10,660     10,741,000   PRN       DEFINED    1, 2  10,741,000
CUMULUS MEDIA INC             CL A              231082108   2,303        819,662   SH        DEFINED    1, 2     819,662
DENBURY RES INC               COM NEW           247916208     381         24,000   SH        DEFINED    1, 2      24,000
DIODES INC                    NOTE 2.250% 10/0  254543AA9  18,461     18,600,000   PRN       DEFINED    1, 2  18,600,000
DOLAN CO                      COM               25659P402     114         10,000   SH        DEFINED    1, 2      10,000
E M C CORP MASS               COM               268648102     705         34,700   SH        DEFINED    1, 2      34,700
EMERSON ELEC CO               COM               291011104     211          4,000   SH        DEFINED    1, 2       4,000
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202   5,393        337,050   PRN       DEFINED    1, 2     337,050
ENTRAVISION COMMUNICATIONS C  CL A              29382R107  10,058      5,054,322   SH        DEFINED    1, 2   5,054,322
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5   2,581      2,500,000   PRN       DEFINED    1, 2   2,500,000
F5 NETWORKS INC               COM               315616102     253          2,441   SH        DEFINED    1, 2       2,441
FORD MTR CO DEL               NOTE 4.250% 11/1  345370CN8 214,380    144,000,000   PRN       DEFINED    1, 2 144,000,000
FORD MTR CO CAP TR II         PFD TR CV 6.5%    345395206  18,875        400,000   PRN       DEFINED    1, 2     400,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0  14,975     16,850,000   PRN       DEFINED    1, 2  16,850,000
GENERAL CABLE CORP DEL NEW    FRNT 4.500% 11/1  369300AL2  52,444     52,500,000   PRN       DEFINED    1, 2  52,500,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1   4,674      4,700,000   PRN       DEFINED    1, 2   4,700,000
GOOGLE INC                    CL A              38259P508     726          1,380   SH        DEFINED    1, 2       1,380
GREAT WOLF RESORTS INC        COM               391523107   1,900      1,000,000   SH        DEFINED    1, 2   1,000,000
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2   9,498     10,200,000   PRN       DEFINED    1, 2  10,200,000
HIBBETT SPORTS INC            COM               428567101     387         15,500   SH        DEFINED    1, 2      15,500
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6  10,410     12,000,000   PRN       DEFINED    1, 2  12,000,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3  35,161     36,602,000   PRN       DEFINED    1, 2  36,602,000
ILLINOIS TOOL WKS INC         COM               452308109     531         11,300   SH        DEFINED    1, 2      11,300
INLAND REAL ESTATE CORP       NOTE 4.625% 11/1  457461AB7   4,462      4,600,000   PRN       DEFINED    1, 2   4,600,000
ISLE OF CAPRI CASINOS INC     COM               464592104  11,659      1,628,336   SH        DEFINED    1, 2   1,628,336
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5   3,487      3,790,000   PRN       DEFINED    1, 2   3,790,000
LAWSON SOFTWARE INC NEW       NOTE 2.500% 4/1   52078PAA0     908        900,000   PRN       DEFINED    1, 2     900,000
LIN TV CORP                   CL A              532774106   7,253      1,633,619   SH        DEFINED    1, 2   1,633,619
MCDERMOTT INTL INC            COM               580037109     266         18,000   SH        DEFINED    1, 2      18,000
MCDONALDS CORP                COM               580135101     656          8,800   SH        DEFINED    1, 2       8,800
MEAD JOHNSON NUTRITION CO     COM               582839106     580         10,200   SH        DEFINED    1, 2      10,200
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2   6,013      5,600,000   PRN       DEFINED    1, 2   5,600,000
MEDIDATA SOLUTIONS INC        COM               58471A105     680         35,400   SH        DEFINED    1, 2      35,400
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0   9,277      9,300,000   PRN       DEFINED    1, 2   9,300,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3   8,642      8,400,000   PRN       DEFINED    1, 2   8,400,000
MONRO MUFFLER BRAKE INC       COM               610236101     507         11,000   SH        DEFINED    1, 2      11,000
MTR GAMING GROUP INC          COM               553769100     978        565,420   SH        DEFINED    1, 2     565,420
NCR CORP NEW                  COM               62886E108     532         39,000   SH        DEFINED    1, 2      39,000
NETAPP INC                    COM               64110D104     458          9,200   SH        DEFINED    1, 2       9,200
NEXSTAR BROADCASTING GROUP I  CL A              65336K103   6,049      1,174,524   SH        DEFINED    1, 2   1,174,524
PANERA BREAD CO               CL A              69840W108     266          3,000   SH        DEFINED    1, 2       3,000
PHH CORP                      NOTE 4.000% 4/1   693320AH6  85,625     73,300,000   PRN       DEFINED    1, 2  73,300,000
RADIO ONE INC                 CL D NON VTG      75040P405   1,984      2,254,081   SH        DEFINED    1, 2   2,254,081
REGIS CORP MINN               NOTE 5.000% 7/1   758932AA5  17,531     12,500,000   PRN       DEFINED    1, 2  12,500,000
RETAIL HOLDRS TR              DEP RCPT          76127U101     444          4,500   SH        DEFINED    1, 2       4,500
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  11,176     12,200,000   PRN       DEFINED    1, 2  12,200,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0   78388JAN6  86,983     78,239,000   PRN       DEFINED    1, 2  78,239,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9  17,759     18,499,000   PRN       DEFINED    1, 2  18,499,000
SESI L L C                    FRNT 1.500% 12/1  78412FAH7  46,791     48,300,000   PRN       DEFINED    1, 2  48,300,000
SONIC AUTOMOTIVE INC          FRNT 4.250% 11/3  83545GAK8   8,237      8,558,000   PRN       DEFINED    1, 2   8,558,000
SONIC AUTOMOTIVE INC          NOTE 5.000% 10/0  83545GAQ5  14,864     14,208,000   PRN       DEFINED    1, 2  14,208,000
SPDR GOLD TRUST               GOLD SHS          78463V107  89,537        700,000   SH        DEFINED    1, 2     700,000
SPX CORP                      COM               784635104     449          7,100   SH        DEFINED    1, 2       7,100
STERICYCLE INC                COM               858912108     396          5,700   SH        DEFINED    1, 2       5,700
SUNRISE SENIOR LIVING INC     COM               86768K106     657        191,467   SH        DEFINED    1, 2     191,467
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0   9,582      9,400,000   PRN       DEFINED    1, 2   9,400,000
TERADATA CORP DEL             COM               88076W103     602         15,600   SH        DEFINED    1, 2      15,600
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5  69,634     59,959,000   PRN       DEFINED    1, 2  59,959,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6  20,824     23,300,000   PRN       DEFINED    1, 2  23,300,000
ULTIMATE SOFTWARE GROUP INC   COM               90385D107     711         18,400   SH        DEFINED    1, 2      18,400
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2  26,545     26,545,000   PRN       DEFINED    1, 2  26,545,000
UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1   910197AM4   5,500      5,500,000   PRN       DEFINED    1, 2   5,500,000
VERIFONE SYS INC              NOTE 1.375% 6/1   92342YAB5  36,025     36,527,000   PRN       DEFINED    1, 2  36,527,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4  43,088     40,007,000   PRN       DEFINED    1, 2  40,007,000
VMWARE INC                    CL A COM          928563402     722          8,500   SH        DEFINED    1, 2       8,500
VORNADO RLTY L P              DBCV 3.625% 11/1  929043AE7  12,194     12,000,000   PRN       DEFINED    1, 2  12,000,000
WEBMD CORP                    NOTE 3.125% 9/0   94769MAG0  50,108     35,490,000   PRN       DEFINED    1, 2  35,490,000
WESCO INTL INC                DBCV 6.000% 9/1   95082PAH8  20,774     12,984,000   PRN       DEFINED    1, 2  12,984,000
